UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-22655

Northern Lights Fund Trust III

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska             68130

(Address of principal executive offices)

(Zip code)

James Ash

80 Arkay Drive, Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

 6/30

Date of reporting period:    12/31/13

Item 1.  Reports to Stockholders.

Swan Defined Risk FUND

Semi-Annual Report

December 31, 2013

1-877-896-2590

www.swandefinedriskfund.com

Distributed by Northern Lights Distributors, LLC

Member FINRA

SWAN DEFINED RISK FUND

PORTFOLIO REVIEW (Unaudited)

December 31, 2013

The Fund’s performance figures* for the period ended December 31, 2013, as compared to its benchmark:

	6 Months	1 Year	Since Inception
Swan Defined Risk Fund - Class A	8.99%	14.06%	9.59%	(a)
Swan Defined Risk Fund - Class A with Load	3.01%	7.74%	5.33%	(a)
S&P 500 Total Return Index (b)	16.31%	32.39%	25.26%	(c)
Swan Defined Risk Fund - Class C	8.60%	13.22%	9.16%	(d)
S&P 500 Total Return Index (b)	16.31%	32.39%	24.56%	(e)
Swan Defined Risk Fund - Class I	9.14%	14.33%	9.83%	(a)
S&P 500 Total Return Index (b)	16.31%	32.39%	25.26%	(c)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. The total operating expenses as stated in the fee table to the Fund’s prospectus dated November 1, 2013 are 1.78%, 2.50% and 1.48% for the Class A, C and I Shares respectively. For performance information current to the most recent month-end, please call 1-877-896-2590.

(a)	Inception date is July 30, 2012.

(b)	The S&P 500 Total Return Index is an unmanaged free-float capitalization-weighted index which measures the performance of 500 large-cap common stocks actively traded in the United States. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(c)	Inception performance for the S&P 500 Total Return Index is as of July 30, 2012.

(d)	Inception date is October 18, 2012.

(e)	Inception performance for the S&P 500 Total Return Index is as of October 18, 2012.

Holdings by Asset Type	% of Net Assets
Exchange Traded Funds	86.5%
Purchased Call Options	1.4%
Purchased Put Options	7.3%
Short-Term Investments	8.5%
Written Call Options	(3.3)%
Written Put Options	(0.6)%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this shareholder report for a detailed analysis of the Fund’s holdings.

1

SWAN DEFINED RISK FUND

PORTFOLIO OF INVESTMENTS (Unaudited)

December 31, 2013

Shares		Value
	EXCHANGE TRADED FUNDS - 86.5%
	EQUITY FUNDS - 86.5%
590,481	Consumer Discretionary Select Sector SPDR Fund	$39,461,845
807,574	Consumer Staples Select Sector SPDR Fund	34,709,531
398,740	Energy Select Sector SPDR Fund	35,292,477
1,749,044	Financial Select Sector SPDR Fund	38,234,102
693,285	Health Care Select Sector SPDR Fund	38,435,720
756,318	Industrials Select Sector SPDR Fund	39,525,179
795,286	Materials Select Sector SPDR Fund	36,758,119
995,193	Technology Select Sector SPDR Fund	35,568,198
828,495	Utilities Select Sector SPDR Fund	31,457,955
	TOTAL EXCHANGE TRADED FUNDS - (Cost - $279,783,664)	329,443,126

Contracts
	PURCHASED OPTIONS - 8.7%
	PURCHASED CALL OPTIONS - 1.4%
561	S&P 500 Index, Expiration January 2014, Exercise Price $1,825	1,764,345
1,709	S&P 500 Index, Expiration January 2014, Exercise Price $1,840	3,597,445
	TOTAL PURCHASED CALL OPTIONS - (Cost - $1,852,026)	5,361,790

	PURCHASED PUT OPTIONS - 7.3%
1,709	S&P 500 Index, Expiration January 2014, Exercise Price $1,740	393,070
1,077	S&P 500 Index, Expiration December 2015, Exercise Price $1,725	15,589,575
394	S&P 500 Index, Expiration December 2015, Exercise Price $1,750	6,085,330
258	S&P 500 Index, Expiration December 2015, Exercise Price $1,775	4,245,390
40	S&P 500 Index, Expiration December 2015, Exercise Price $1,800	701,000
34	S&P 500 Index, Expiration December 2015, Exercise Price $1,825	633,930
	TOTAL PURCHASED PUT OPTIONS - (Cost - $36,397,616)	27,648,295

	TOTAL PURCHASED OPTIONS - (Cost - $38,249,642)	33,010,085

Shares
	SHORT TERM INVESTMENTS - 8.5%
32,293,579	Dreyfus Treasury Cash Management - Institutional Shares, 0.01% *	32,293,579
	(Cost $32,293,579)

	TOTAL INVESTMENTS - 103.7% (Cost - $350,326,885)(a)	$394,746,790
	CALL OPTIONS WRITTEN - (3.3) % (Premiums Received - $5,614,068)	(12,768,115)
	PUT OPTIONS WRITTEN - (0.6) % (Premiums Received - $7,056,003)	(2,228,475)
	OTHER ASSETS LESS LIABILITIES - 0.2%	878,587
	NET ASSETS - 100.0%	$380,628,787

Contracts
	OPTIONS WRITTEN - 3.9%
	SCHEDULE OF CALL OPTIONS WRITTEN - (3.3) %
1,709	S&P 500 Index, Expiration January 2014, Exercise Price $1,790	10,416,355
984	S&P 500 Index, Expiration February 2014, Exercise Price $1,880	1,471,080
984	S&P 500 Index, Expiration February 2014, Exercise Price $1,900	880,680
	TOTAL CALL OPTIONS WRITTEN - (Premiums Received - $5,614,068)	12,768,115

	SCHEDULE OF PUT OPTIONS WRITTEN - (0.6) %
1,709	S&P 500 Index, Expiration January 2014, Exercise Price $1,790	845,955
984	S&P 500 Index, Expiration February 2014, Exercise Price $1,700	600,240
984	S&P 500 Index, Expiration February 2014, Exercise Price $1,725	782,280
	TOTAL PUT OPTIONS WRITTEN - (Premiums Received - $7,056,003)	2,228,475

	TOTAL OPTIONS WRITTEN - (Premiums Received - $12,670,071) (a)	$14,996,590

*	Money market fund; interest rate reflects seven-day effective yield on December 31, 2013.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes, including options written is $330,354,373 and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$57,646,597
Unrealized depreciation:	(8,250,770)
Net unrealized appreciation	$49,395,827

See accompanying notes to financial statements.

2

SWAN DEFINED RISK FUND

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

December 31, 2013

ASSETS
Investment securities:
At cost	$350,326,885
At value	$394,746,790
Receivable for Fund shares sold	1,411,156
Prepaid expenses and other assets	38,404
TOTAL ASSETS	396,196,350

LIABILITIES
Options written, at value (Premiums Received - $12,670,071)	14,996,590
Payable for Fund shares repurchased	172,561
Investment advisory fees payable	314,404
Distribution (12b-1) fees payable	38,038
Fees payable to other affiliates	31,368
Accrued expenses and other liabilities	14,602
TOTAL LIABILITIES	15,567,563
NET ASSETS	$380,628,787

NET ASSETS CONSIST OF:
Paid in capital [$0 par value, unlimited shares authorized]	$352,735,839
Undistributed net investment loss	(3,629)
Accumulated net realized loss from security transactions and written options	(14,196,809)
Net unrealized appreciation on investments and written options	42,093,386
NET ASSETS	$380,628,787

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$75,669,124
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	6,739,595
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$11.23
Maximum offering price per share (maximum sales charge of 5.50%) (a)	$11.88

Class C Shares :
Net Assets	$27,176,816
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	2,431,946
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.17

Class I Shares:
Net Assets	$277,782,847
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	24,704,635
Net asset value (Net Assets ÷ Shares Outstanding), redemption price and offering price per share	$11.24

(a)	For certain purchases of $1 million or more, a 1.00% contingent deferred sales charge may apply to redemptions made within 12 months of purchase, where the maximum sales charge of 5.50% is waived at the time of purchase.

See accompanying notes to financial statements.

3

SWAN DEFINED RISK FUND
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2013

INVESTMENT INCOME
Interest	$3,073,804
Dividends	532
TOTAL INVESTMENT INCOME	3,074,336

EXPENSES
Investment advisory fees	1,469,919
Distribution (12b-1) fees:
Class A	71,234
Class C	94,173
Administrative services fees	111,114
Transfer agent fees	46,826
Registration fees	41,317
Accounting services fees	29,966
Printing and postage expenses	13,263
Legal Fees	11,018
Compliance officer fees	11,018
Custodian fees	11,018
Trustees fees and expenses	11,018
Audit Fees	8,814
Insurance expense	2,754
Other expenses	70,822
TOTAL EXPENSES	2,004,274

NET INVESTMENT INCOME	1,070,062

REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS AND OPTIONS WRITTEN
Net realized gain/(loss) on:
Investments	(6,210)
Options written	(10,192,078)
Net realized loss on investments and options written	(10,198,288)
Net change in unrealized appreciation/(depreciation) on:
Investments	42,083,570
Options written	(8,184,081)
Net change in unrealized appreciation/(depreciation) on investments and options written	33,899,489

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND OPTIONS WRITTEN	23,701,201

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$24,771,263

See accompanying notes to financial statements.

4

SWAN DEFINED RISK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	December 31, 2013	Period Ended
	(Unaudited)	June 30, 2013 (a)
FROM OPERATIONS
Net investment income	$1,070,062	$1,394,308
Net realized loss on investments and options written	(10,198,288)	(3,363,257)
Net change in unrealized appreciation on investments and options written	33,899,489	8,193,897
Net increase in net assets resulting from operations	24,771,263	6,224,948

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(256,919)	(126,958)
Class C	(11,531)	(6,512)
Class I	(1,312,061)	(785,179)

From net realized gains:
Class A	—	(97,384)
Class C	—	(5,498)
Class I	—	(534,663)
Net decrease in net assets resulting from distributions to shareholders	(1,580,511)	(1,556,194)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	47,301,944	54,957,969
Class C	14,290,017	12,692,890
Class I	119,749,570	193,511,525
Net asset value of shares issued in reinvestment of distributions:
Class A	229,307	214,204
Class C	10,700	11,311
Class I	1,085,284	1,141,946
Redemption fee proceeds:
Class A	—	1
Class C	—	—
Class I	—	3
Payments for shares redeemed:
Class A	(16,567,590)	(15,609,744)
Class C	(1,226,977)	(107,068)
Class I	(26,914,478)	(32,001,533)
Net increase in net assets from shares of beneficial interest	137,957,777	214,811,504

TOTAL INCREASE IN NET ASSETS	161,148,529	219,480,258

NET ASSETS
Beginning of Period	219,480,258	—
End of Period*	$380,628,787	$219,480,258
* Includes undistributed net investment income (loss) of:	$(3,629)	$506,820

SHARE ACTIVITY
Class A:
Shares Sold	4,340,953	5,422,453
Shares Reinvested	20,547	21,725
Shares Redeemed	(1,519,170)	(1,546,913)
Net increase in shares of beneficial interest outstanding	2,842,330	3,897,265

Class C:
Shares Sold	1,319,221	1,233,920
Shares Reinvested	963	1,147
Shares Redeemed	(112,999)	(10,307)
Net increase in shares of beneficial interest outstanding	1,207,185	1,224,760

Class I:
Shares Sold	10,988,307	19,157,675
Shares Reinvested	97,161	115,699
Shares Redeemed	(2,472,914)	(3,181,293)
Net increase in shares of beneficial interest outstanding	8,612,553	16,092,081

(a)	The Swan Defined Risk Fund commenced operations on July 30, 2012.

See accompanying notes to financial statements.

5

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

 Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	For the
	Six Months Ended	For the
	December 31, 2013	Period Ended
	(Unaudited)	June 30, 2013 (1)
Net asset value, beginning of period	$10.34	$10.00

Activity from investment operations:
Net investment income (2)	0.03	0.08
Net realized and unrealized gain on investments	0.90	0.37
Total from investment operations	0.93	0.45

Less distributions from:
Net investment income	(0.04)	(0.06)
Net realized gains	—	(0.05)
Total distributions	(0.04)	(0.11)

Net asset value, end of period	$11.23	$10.34

Total return (3,4)	8.99%	4.51%

Net assets, at end of period (000s)	$75,669	$40,280

Ratio of expenses to average net assets (5,6)	1.50%	1.62%

Ratio of net investment income to average net assets (5,7)	0.61%	0.82%

Portfolio Turnover Rate (4)	0%	3%

(1)	The Swan Defined Risk Fund’s Class A and Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

6

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	For the
	Six Months Ended		For the
	December 31, 2013		Period Ended
	(Unaudited)		June 30, 2013 (1)
Net asset value, beginning of period	$10.29		$10.16

Activity from investment operations:
Net investment income (2)	(0.00	) (8)	0.04
Net realized and unrealized gain on investments	0.88		0.19
Total from investment operations	0.88		0.23

Less distributions from:
Net investment income	(0.00	) (8)	(0.05)
Net realized gains	—		(0.05)
Total distributions	(0.00)		(0.10)

Net asset value, end of period	$11.17		$10.29

Total return (3,4)	8.60%		2.31%

Net assets, at end of period (000s)	$27,177		$12,607

Ratio of expenses to average net assets (5,6)	2.25%		2.34%

Ratio of net investment imcome/(loss) to average net assets (5,7)	(0.03%)		0.55%

Portfolio Turnover Rate (4)	0%		3%

(1)	The Swan Defined Risk Fund’s Class C shares commenced operations on October 18, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Amount is less than $0.01.

See accompanying notes to financial statements.

7

SWAN DEFINED RISK FUND

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	For the
	Six Months Ended	For the
	December 31, 2013	Period Ended
	(Unaudited)	June 30, 2013 (1)
Net asset value, beginning of period	$10.35	$10.00

Activity from investment operations:
Net investment income (2)	0.05	0.11
Net realized and unrealized gain on investments	0.90	0.36
Total from investment operations	0.95	0.47

Less distributions from:
Net investment income	(0.06)	(0.07)
Net realized gains	—	(0.05)
Total distributions	(0.06)	(0.12)

Net asset value, end of period	$11.24	$10.35

Total return (3,4)	9.14%	4.69%

Net assets, at end of period (000s)	$277,783	$166,594

Ratio of expenses to average net assets (5,6)	1.25%	1.32%

Ratio of net investment income to average net assets (5,7)	0.82%	1.19%

Portfolio Turnover Rate (4)	0%	3%

(1)	The Swan Defined Risk Fund’s Class I shares commenced operations on July 30, 2012.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Total return assumes reinvestment of all dividends and distributions, if any.

(4)	Not annualized.

(5)	Annualized.

(6)	Does not include the expenses of other investment companies in which the Fund invests.

(7)	Recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

8

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited)

December 31, 2013

1.	Organization

The Swan Defined Risk Fund (the “Fund”), is a series of shares of beneficial interest of the Northern Lights Fund Trust III (the “Trust”), a Delaware statutory trust organized under the laws of the state of Delaware. The Fund is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as a diversified, open-end management investment company. The investment objective of the Fund is to seek income and growth of capital. The Fund commenced operations on July 30, 2012.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class A shares and Class I shares commenced operations on July 30, 2012 and Class C shares on October 18, 2012. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. Class I and Class C shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”). Underlying open-end funds are valued at their respective net asset values as reported by such investment companies. The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Boards of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

9

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board of Trustees (“Board”). The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process.  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

10

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2013 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$329,443,126	$—	$—	$329,443,126
Purchased Call Options	5,361,790	—	—	5,361,790
Purchased Put Options	27,648,295	—	—	27,648,295
Short-Term Investments	32,293,579	—	—	32,293,579
Total	$394,746,790	$—	$—	$394,746,790
Liabilities
Call Options Written	$12,768,115	$—	$—	$12,768,115
Put Options Written	2,228,475	—	—	$2,228,475
Total	$14,996,590	$—	$—	$14,996,590

The Fund did not hold any Level 3 securities during the period.

There were no transfers between Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Please refer to the Portfolio of Investments for Industry Classification.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As a writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the

11

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Distributions to Shareholders – Distributions from net investment income, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The Fund will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require classification.

Federal Income Taxes – It is the Fund’s policy to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for Federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken on the Fund’s 2013 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Indemnification – The Trust indemnifies its Officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

12

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

Swan Capital Management, Inc. (the “Advisor”), serves as investment advisor to the Fund. Subject to the authority of the Board of Trustees, the Advisor is responsible for the management of the Fund’s investment portfolio. The Trust, on behalf of the Fund, has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an advisory agreement with the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended December 31, 2013, the Advisor earned advisory fees of $1,469,919.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses until at least October 31, 2014 to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front end contingent deferred loads, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes, brokerage fees and commissions or extraordinary expenses such as litigation) do not exceed 1.65%, 2.40% and 1.40% of the daily average net assets attributable to Class A, Class C and Class I shares, respectively. During the six months ended December 31, 2013, the Advisor did not waive fees or reimburse expenses.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”), an affiliate of GFS. The Board of Trustees has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan for Class A and Class C shares (the “Plan”), as amended, pursuant to Rule 12b-1 under the Investment Company Act of 1940, to pay for certain distribution activities and shareholder services.  Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% of the average daily net assets for Class C shares for such distribution and shareholder service activities.  For the six months ended December 31, 2013, the Fund incurred distribution fees of $71,234 and $94,173 for Class A and Class C shares respectively.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS. During the six months ended December 31, 2013, the Distributor received $193,845 in underwriting commissions for sales of Class A shares, of which $22,979 was retained by the principal underwriter or other affiliated broker-dealers.

Pursuant to a separate servicing agreement with GFS, the Fund pays GFS customary fees for providing administration, fund accounting, custody administration and transfer agency services to the Fund. GFS provides a Principal Executive Officer and a Principal Financial Officer to the Fund.

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”) - NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Gemcom, LLC (“Gemcom”) - Gemcom, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Fund.

13

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

4.	Investment Transactions

The cost of purchases and proceeds from the sale of securities, other than U.S. Government securities and short-term investments, for the six months ended December 31, 2013 amounted to $101,672,985 and $0 respectively.

5.	DERIVATIVE Transactions

Transactions in option contracts written during the period ended December 31, 2013 were as follows:

	Contracts	Premiums Received
Outstanding at Beginning of Period	3,018	$2,762,132
Options written	80,958	84,209,028
Options closed	(72,822)	(73,958,410)
Options exercised	—	—
Options expired	(3,800)	(342,679)
Outstanding at End of Period	7,354	$12,670,071

For the six months ended December 31, 2013, the amount of unrealized appreciation and realized loss on written option contracts subject to equity price risk amounted to $2,326,519 and $10,192,078 respectively. The fair value of these equity derivatives is $14,996,590. Such figures can be found in the Statement of Operations and Statement of Assets & Liabilities, respectively.

For the six months ended December 31, 2013, the amount of unrealized depreciation and realized loss on purchased options subject to equity price risk amounted to $5,239,557 and $23,767,130 respectively. The fair value of these equity derivatives is $33,010,085. Such figures can be found in the Statement of Operations under the line items net change in unrealized appreciation/depreciation on investments and net realized gain (loss) on investments, respectively and in the Statement of Assets & Liabilities under the line item investment securities at value.

The figures above serve as an indicator of the volume of derivative activity for the Fund for the six months ended December 31, 2013.

Offsetting of Financial Assets and Derivative Assets –

The Fund’s policy is to recognize a net asset or liability equal to the net appreciation (depreciation) of the derivative.  During the six months ended December 31, 2013, the Fund was not subject to any master netting arrangements.  The following table shows additional information regarding the offsetting of assets and liabilities at December 31, 2013.

Liabilities:				Gross Amounts Not Offset in the Statement of Assets & Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets & Liabilities	Net Amounts Presented in the Statement of Assets & Liabilities	Financial Instruments	Collateral Pledged/Received	Net Amount
Written Options	$14,996,590	$—	$14,996,590	$—	$14,996,590	$—
Total	$14,996,590	$—	$14,996,590	$—	$14,996,590	$—
14

SWAN DEFINED RISK FUND

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

December 31, 2013

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following period was as follows:

Fiscal Period Ended
30-Jun-13
Ordinary Income	$1,050,914
Long - Term Capital Gain	505,280
$1,556,194

As of June 30, 2013, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carry Forwards	Other Book/Tax Differences	Post October and Late Year Losses	Capital Loss Carry Forwards	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/(Deficits)
$506,820	$—	$—	$—	$(10,680,763)	$—	$14,876,139	$4,702,196

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated net realized loss and accumulated net investment income is primarily attributable to the tax deferral of losses on wash sales and adjustment for the mark-to-market on open options contracts.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $10,680,763.

Permanent book and tax differences, primarily attributable to the book/tax treatment of non-deductible expenses and the reclassification of fund distributions, resulted in reclassification for the tax period ended June 30, 2013 as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid In Capital
$31,161	$2,281	$(33,442)

7.	CONTROL OWNERSHIP

The beneficial ownership either directly or indirectly, of more than 25% of voting securities of the Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of December 31, 2013 Charles Schwab & Co. held 29.28% of the voting securities for the benefit of others.

8.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.   Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

15

SWAN DEFINED RISK FUND

EXPENSE EXAMPLES

December 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, and contingent deferred sales charges (CDSCs); (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from July 1, 2013 through December 31, 2013.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below; together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 – 12/31/13*	Expense Ratio During the Period 7/1/13 – 12/31/13
Class A	$1,000.00	$1,089.90	$7.77	1.50%
Class I	$1,000.00	$1,091.40	$6.48	1.25%
Class C	$1,000.00	$1,086.00	$11.64	2.25%

Hypothetical (5% return before expenses)***	Beginning Account Value 7/1/13	Ending Account Value 12/31/13	Expenses Paid During Period 7/1/13 – 12/31/13*	Expense Ratio During the Period 7/1/13 – 12/31/13
Class A	$1,000.00	$1,017.36	$7.50	1.50%
Class I	$1,000.00	$1,018.60	$6.26	1.25%
Class C	$1,000.00	$1,013.64	$11.23	2.25%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

16

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST III

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST III DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

¡         Social Security number and income

¡         assets, account transfers and transaction history

¡         investment experience and risk tolerance

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust III chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Northern Lights Fund Trust III share?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes - to offer our products and services to you	NO	We do not share
For joint marketing with other financial companies	NO	We do not share
For our affiliates’ everyday business purposes - information about your transactions and experiences	NO	We do not share
For our affiliates’ everyday business purposes - information about your creditworthiness	NO	We do not share
For our affiliates to market to you	NO	We do not share
For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-888-339-4230
17

What we do
How does Northern Lights Fund Trust III protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust III collect my personal information?

We collect your personal information, for example, when you

¡     open an account or give us contact information

¡     provide account information or give us your income information

¡     make deposits or withdrawals from your account

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

¡     sharing for affiliates’ everyday business purposes – information about your creditworthiness

¡     affiliates from using your information to market to you

¡     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III doesn’t share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ¡ Northern Lights Fund Trust III doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ¡ Northern Lights Fund Trust III doesn’t jointly market.
18

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-896-2590 or by referring to the Securites and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-896-2590.

INVESTMENT ADVISOR

Swan Capital Management, Inc.

227 E. Third Avenue, Unit A

Durango, CO 81301

ADMINISTRATOR

Gemini Fund Services, LLC

80 Arkay Drive, Suite 110

Hauppauge, New York 11788

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Not applicable.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust III

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

3/13/14

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

3/13/14

By (Signature and Title)

/s/ Brian Curley

       Brian Curley, Treasurer

Date

3/13/14